FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	$ 204	$ 621	$ 1,791
Total customer accounts receivable and contract assets	4,114	3,569
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	3	28
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,910	2,948
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	250	114
Allowance for doubtful accounts expense	155	307
Net use	(162)	(171)
Balance, end of year	243	250
Accounts receivable | Unbilled financing receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,646	1,806
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	895	793
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	214	207
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	89	66
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66	76
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	442	435
Accounts receivable | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 240	$ 222